Investment In Associate - Summary of Significant Investments in Associates (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Current	₽ 124,808	₽ 18,867
Non-current	29,800	19,568
Current liabilities	(60,211)	(29,506)
Non-current liabilities	(15,140)	(8,112)
Group's carrying amount of the investment	1,111	1,139
Revenue	104,350	60,104	₽ 37,220
Profit for the year	(22,264)	(19,363)	(5,661)
Other comprehensive income	0	0	0
Total comprehensive income	(22,264)	(19,363)	(5,661)
The Group's share of total comprehensive income	112	54	82
Litres Holdings Limited [Member]
Disclosure of associates [line items]
Current	805	713
Non-current	360	267
Current liabilities	(951)	(682)
Non-current liabilities	(2)	(19)
Net assets of the associate	212	279
Group's share of net assets – 42.27% (2019: 42.27%)	90	118
Goodwill	964	964
Fair value adjustments (including the effect of the subsequent accounting)	57	57
Group's carrying amount of the investment	1,111	1,139	1,156
Revenue	5,077	3,823	2,600
Profit for the year	278	168	236
Other comprehensive income	0	0	0
Total comprehensive income	278	168	236
The Group's share of profit before fair value adjustments	118	71	99
Amortization of assets based on their fair values at acquisition	(6)	(17)	(17)
The Group's share of total comprehensive income	₽ 112	₽ 54	₽ 82